FIS Knights of Columbus Global Belief ETF
Schedule of Investments
as of February 29, 2024 (Unaudited)

COMMON STOCKS - 96.7%	Shares	Value
Aerospace & Defense - 2.0%
BAE Systems PLC	15,540	$244,142
Northrop Grumman Corp.	420	193,628
		437,770

Automobiles - 3.5%
General Motors Co.	5,136	210,474
Honda Motor Co. Ltd.	17,290	205,858
Mercedes-Benz Group AG	3,104	247,355
Tesla, Inc.(a)	673	135,865
		799,552

Banks - 6.6%
BNP Paribas S.A.	2,882	172,716
CaixaBank S.A.	49,078	221,466
Citizens Financial Group, Inc.	5,096	159,963
KB Financial Group, Inc. - ADR	4,368	206,825
Lloyds Banking Group PLC	330,000	194,398
United Overseas Bank Ltd.	10,465	217,534
Wells Fargo & Co.	5,164	287,067
		1,459,969

Broadline Retail - 1.3%
MercadoLibre, Inc.(a)	93	148,363
PDD Holdings, Inc. - ADR(a)	1,114	138,738
		287,101

Capital Markets - 1.0%
Goldman Sachs Group, Inc.	604	234,986

Chemicals - 2.1%
Linde PLC	567	254,481
Shin-Etsu Chemical Co. Ltd.	5,422	231,378
		485,859

Commercial Services & Supplies - 0.9%
Copart, Inc.(a)	3,908	207,710

Construction & Engineering - 3.1%
AECOM	2,249	199,779
Quanta Services, Inc.	1,227	296,332
Stantec, Inc.	2,327	194,416
		690,527

Consumer Finance - 1.3%
American Express Co.	1,385	303,897

Consumer Staples Distribution & Retail - 1.7%
BJ's Wholesale Club Holdings, Inc.(a)	2,242	163,756
Target Corp.	1,456	222,651
		386,407

Diversified Telecommunication Services - 1.8%
Deutsche Telekom AG	8,998	214,071
Nippon Telegraph & Telephone Corp.	155,926	189,920
		403,991

Electric Utilities - 0.8%
Entergy Corp.	1,861	189,022

Electrical Equipment - 1.1%
Fuji Electric Co. Ltd.	4,095	248,978

Entertainment - 2.2%
Netflix, Inc.(a)	426	256,844
Walt Disney Co.	2,239	249,828
		506,672

Financial Services - 3.9%
Berkshire Hathaway, Inc. - Class B(a)	1,183	484,320
Visa, Inc. - Class A	1,365	385,804
		870,124

Food Products - 2.3%
Campbell Soup Co.	3,138	133,804
General Mills, Inc.	2,079	133,430
Mondelez International, Inc. - Class A	3,380	246,977
		514,211

Ground Transportation - 1.1%
CSX Corp.	6,339	240,502

Health Care Equipment & Supplies - 2.8%
Hoya Corp.	1,640	213,506
Medtronic PLC	2,044	170,388
Sonova Holding AG	747	231,001
		614,895

Health Care Providers & Services - 2.1%
Cencora, Inc.	1,270	299,212
DaVita, Inc.(a)	1,345	170,775
		469,987

Hotels, Restaurants & Leisure - 1.8%
Darden Restaurants, Inc.	1,274	217,484
MGM Resorts International(a)	4,110	177,881
		395,365

Industrial Conglomerates - 1.1%
Siemens AG	1,278	253,003

Insurance - 3.5%
American International Group, Inc.	3,020	220,128
Hartford Financial Services Group, Inc.	2,527	242,187
Manulife Financial Corp.	9,000	213,728
Mapfre S.A.	68,504	145,223
		821,266

Interactive Media & Services - 5.5%
Alphabet, Inc. - Class A(a)	3,531	488,902
Baidu, Inc. - Class A(a)	9,373	119,186
Meta Platforms, Inc. - Class A	1,070	524,439
Tencent Holdings Ltd.	3,220	114,013
		1,246,540

IT Services - 2.5%
Accenture PLC - Class A	910	341,049
Infosys Ltd. - ADR	11,443	228,402
		569,451

Machinery - 1.6%
Caterpillar, Inc.	1,092	364,684

Metals & Mining - 0.9%
BHP Group Ltd.	7,486	214,138

Multi-Utilities - 1.0%
Veolia Environnement S.A.	7,222	223,907

Oil, Gas & Consumable Fuels - 4.0%
Canadian Natural Resources Ltd.	3,564	248,416
Cheniere Energy, Inc.	1,106	171,651
ConocoPhillips	1,975	222,267
Equinor ASA	5,538	136,709
Shell PLC	3,700	114,995
		894,038

Paper & Forest Products - 0.9%
Suzano S.A. - ADR	17,892	203,074

Personal Care Products - 1.1%
Unilever PLC	5,144	251,588

Pharmaceuticals - 2.1%
Ipsen S.A.	1,820	200,496
Zoetis, Inc.	1,381	273,894
		474,390

Real Estate Management & Development - 0.9%
Mitsui Fudosan Co. Ltd.	7,700	208,924

Semiconductors & Semiconductor Equipment - 8.2%
ASML Holding N.V.	388	365,499
Broadcom, Inc.	292	379,743
NVIDIA Corp.	839	663,750
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3,276	421,523
		1,830,515

Software - 9.4%
Microsoft Corp.	2,944	1,217,757
Salesforce, Inc.(a)	967	298,629
SAP SE	1,594	298,208
ServiceNow, Inc.(a)	364	280,768
		2,095,362

Specialty Retail - 2.1%
TJX Cos., Inc.	2,658	263,514
Ulta Beauty, Inc.(a)	398	218,327
		481,841

Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.	5,268	952,191
Xiaomi Corp. - Class B(a)(b)	59,655	100,736
		1,052,927

Textiles, Apparel & Luxury Goods - 1.8%
Deckers Outdoor Corp.(a)	239	214,046
Lululemon Athletica, Inc.(a)	419	195,711
		409,757

Trading Companies & Distributors - 2.1%
Ferguson PLC	1,251	260,866
ITOCHU Corp.	5,112	222,555
		483,421
TOTAL COMMON STOCKS (Cost $18,168,844)		21,826,351

REAL ESTATE INVESTMENT TRUSTS - 0.7%	Shares	Value
VICI Properties, Inc.	4,922	147,315
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $163,814)		147,315

SHORT-TERM INVESTMENTS - 3.0%	Shares	Value
Money Market Funds - 3.0%
First American Treasury Obligations Fund - Class X, 5.23%(c)	680,890	680,890
TOTAL SHORT-TERM INVESTMENTS (Cost $680,890)		680,890

TOTAL INVESTMENTS - 100.4% (Cost $19,013,548)		$22,654,556
Liabilities in Excess of Other Assets - (0.4)%		(94,630)
TOTAL NET ASSETS - 100.0%		$22,559,926

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company S.A. - Sociedad Anónima

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 29, 2024, the value of these securities total $100,736 or 0.4% of the Fund’s net assets.

(c)	The rate shown represents the 7-day effective yield as of February 29, 2024.

NEOS ETF Trust
FIS Knights of Columbus Global Belief ETF
Notes to Quarterly Schedule of Investments
February 29, 2024 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 29, 2024:

FIS Knights of Columbus Global Belief ETF
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$21,826,351	$–	$–	$21,826,351
Real Estate Investment Trusts	147,315	–	–	147,315
Money Market Funds	680,890	–	–	680,890
Total Assets	$22,654,556	$–	$–	$22,654,556

Refer to the Schedule of Investments for industry classifications.

FIS Knights of Columbus Global Belief ETF invested, as a percentage of net assets, in the following countries as of February 29, 2024 (Unaudited):

Allocation of Portfolio Holdings by Country as of February 29, 2024
(% of Net Assets)
United States	$13,881,554	61.5%
Japan	1,521,119	6.6
United Kingdom	1,065,989	4.7
Germany	1,012,637	4.5
Canada	852,271	3.9
Ireland	650,175	2.9
France	597,119	2.7
Taiwan, Province Of China	421,523	1.9
Spain	366,689	1.6
Netherlands	365,499	1.6
China	333,935	1.4
Switzerland	231,001	1.1
India	228,402	1.0
Singapore	217,534	1.0
Australia	214,138	0.9
Korea, Republic Of	206,825	0.9
Brazil	203,074	0.9
Uruguay	148,363	0.7
Norway	136,709	0.6
Liabilities in Excess of Other Assets	(94,630)	(0.4)
	$22,559,926	100.0%